Other Assets Loan Receivable and Allowance (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	$ 22,191,515	$ 21,549,927
Accrued interest	8,324,812	6,770,593
Loan loss reserves	(7,098,814)	(7,023,814)
Interest Allowance	(7,427,074)	(6,194,477)
Net taxable loans	15,990,439	15,102,229
Arbors at Hickory Ridge [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	191,264	191,264
Accrued interest	26,047	12,979
Loan loss reserves	0	0
Interest Allowance	0	0
Net taxable loans	217,311	204,243
Ashley Square [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	5,078,342	5,078,342
Accrued interest	2,455,660	2,053,415
Loan loss reserves	(3,596,342)	(3,596,342)
Interest Allowance	(2,455,660)	(2,053,415)
Net taxable loans	1,482,000	1,482,000
Avistar Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	274,496
Accrued interest	16,470
Loan loss reserves	0
Interest Allowance	0
Net taxable loans	290,966
Avistar Portolio-2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	251,622
Accrued interest	15,097
Loan loss reserves	0
Interest Allowance	0
Net taxable loans	266,719
Cross Creek [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	6,976,087	6,821,087
Accrued interest	2,084,804	1,825,389
Loan loss reserves	(3,447,472)	(3,372,472)
Interest Allowance	(2,084,804)	(1,825,389)
Net taxable loans	3,528,615	3,448,615
Greens of Pine Glen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	850,000	876,000
Accrued interest	231,342	130,563
Loan loss reserves	0	0
Interest Allowance	0	(921)
Net taxable loans	1,081,342	1,005,642
Foundation for Affordable Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	1,560,553	1,603,083
Accrued interest	1,735	13,989
Loan loss reserves	0	0
Interest Allowance	0	0
Net taxable loans	1,562,288	1,617,072
Lake Forest [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	4,618,704	4,618,704
Accrued interest	2,599,613	2,148,881
Loan loss reserves	(55,000)	(55,000)
Interest Allowance	(2,578,778)	(2,128,046)
Net taxable loans	4,584,539	4,584,539
Ohio Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Property loan receivable, outstanding balance	2,390,447	2,361,447
Accrued interest	894,044	585,377
Loan loss reserves	0	0
Interest Allowance	(307,832)	(186,706)
Net taxable loans	$ 2,976,659	$ 2,760,118